Commitments and Contingencies (Details) - Schedule of Operating Lease Future Minimum Lease Payments	Jun. 30, 2023 USD ($)
Schedule of Operating lease Future Minimum Lease Payments [Abstract]
2024	$ 144,803
2025	93,757
Total	$ 238,560